UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.3%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,755,693
4.75%, 1/01/25	2,200	2,101,484

		4,857,177

Alaska – 1.2%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC),
5.25%, 12/01/30	400	417,084
Alaska Housing Finance Corp., Refunding RB, Series A,
4.13%, 12/01/37	1,265	1,302,279
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A,
5.50%, 10/01/41	990	1,161,102
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC),
6.00%, 9/01/28	1,200	1,487,412

		4,367,877

Arizona – 1.5%
Greater Arizona Development Authority, RB, Series B (NPFGC),
5.00%, 8/01/35	1,300	1,399,203
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,716,992
5.00%, 10/01/29	400	454,728

		5,570,923

California – 22.4%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC):
5.40%, 10/01/24	10,185	11,401,700
5.45%, 10/01/25(a)	3,700	4,134,047
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM),
6.00%, 9/01/24	5,000	6,210,900
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC),
4.86%, 8/01/37(b)	2,400	740,256
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	633,859
Sutter Health, Series B,
5.88%, 8/15/31	1,200	1,453,740
California State University, RB, Systemwide, Series A (NPFGC),
5.00%, 5/01/13(c)	1,405	1,421,846
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/37	2,000	2,231,460
California Statewide Communities Development Authority, RB, Series A,
5.00%, 4/01/42	1,480	1,661,374
City of Redding California, COP, Refunding, Series A (AGM),
5.00%, 6/01/30	1,420	1,609,613
City of San Jose California, Refunding ARB, Series A-1, AMT,
5.75%, 3/01/34	850	986,204
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	1,300	1,486,667
Los Angeles Department of Water & Power, RB, Series C (NPFGC),
5.00%, 7/01/29	5,160	5,458,970
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC)(c):
5.00%, 10/01/13	2,570	2,651,957
5.00%, 10/01/13	1,480	1,527,197
Orange County Sanitation District, COP:
(NPFGC), 5.00%, 8/01/13(c)	7,455	7,632,876
Series B (AGM), 5.00%, 2/01/30	1,500	1,680,810
Series B (AGM), 5.00%, 2/01/31	900	1,009,602
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement Election of 2007,
4.63%, 8/01/36(b)	3,750	1,279,050
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C,
4.68%, 8/01/38(b)	5,000	1,536,150
San Diego Unified School District California, GO, CAB, Election of 2008, Series C,
4.73%, 7/01/38(b)	1,600	487,376
San Diego Unified School District California, GO, Refunding, CAB, Series R-1(b):
4.13%, 7/01/30	5,000	2,453,350
4.20%, 7/01/31	1,280	595,341
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A,
6.00%, 3/01/36	2,175	2,714,531
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	796,474
5.00%, 8/01/38	600	675,540
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC),
3.83%, 9/01/30(b)	12,740	6,538,295
State of California, GO, Various Purpose Improvement,
5.00%, 4/01/42	1,000	1,133,480
State of California, GO, Refunding:
5.00%, 2/01/38	2,500	2,839,025
Various Purpose,
5.00%, 10/01/41	1,000	1,127,990

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B,
4.73%, 8/01/36(b)	$5,500	$1,834,580
West Basin Municipal Water District California, COP, Refunding, Series B (AGC),
5.00%, 8/01/30	5,035	5,712,107

		83,656,367

Colorado – 0.6%
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	2,000	2,284,340

District of Columbia – 1.5%
District of Columbia, RB, Series B-1 (NPFGC),
5.00%, 2/01/31	5,480	5,683,692

Florida – 9.7%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A,
5.25%, 10/01/34	850	983,951
City of Jacksonville Transit Revenue, Refunding RB, Series A,
5.00%, 10/01/30	280	327,704
Collier County School Board, COP (AGM),
5.00%, 2/15/23	3,000	3,342,690
County of Duval Florida, COP, Master Lease Program (AGM),
5.00%, 7/01/33	2,625	2,930,944
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,125,130
5.38%, 10/01/32	3,160	3,550,608
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1,
5.75%, 7/01/33	1,400	1,637,636
County of Miami-Dade Florida, Refunding RB:
Miami International Airport AMT (AGC), 5.00%, 10/01/40	9,900	10,446,480
Series B, 5.00%, 10/01/37	710	795,434
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,314,420
5.38%, 10/01/29	1,050	1,233,771
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B,
6.00%, 11/15/37	1,450	1,705,577
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	4,050	4,409,923
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	275	304,815
South Florida Water Management District, COP (AGC),
5.00%, 10/01/22	1,000	1,134,660

		36,243,743

Georgia – 8.1%
Burke County Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C,
5.70%, 1/01/43	1,150	1,251,522
City of Atlanta Georgia Department of Aviation, Refunding ARB, General, Series B (AGM),
5.25%, 1/01/33	17,355	18,320,285
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC),
7.00%, 1/01/25	7,475	10,759,814
		30,331,621
Illinois – 17.9%
Chicago Illinois Board of Education, GO, Unlimited Tax,
5.50%, 12/01/39	2,375	2,776,399
Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board (NPFGC),
5.50%, 12/01/26	725	899,225
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/36	595	686,701
City of Chicago Illinois, GARB:
O’Hare International Airport, General Third Lien, Series A, 5.75%, 1/01/39	5,110	6,018,711
O’Hare International Airport, Third Lien, Series B-2 AMT (AGM),
5.75%, 1/01/23	5,670	5,928,439
Third Lien, Series B-2 AMT (Syncora),
6.00%, 1/01/29	2,500	2,601,775
City of Chicago Illinois, GO, Unlimited Tax, Harbor Facilities Revenues, Series C,
5.25%, 1/01/40	550	627,462
City of Chicago Illinois, Board of Education, GO, Refunding, Series A (AGM),
5.50%, 12/01/31	2,875	3,785,512
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/37	330	378,913
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/37	285	325,997
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	772,980
6.00%, 8/15/41	1,000	1,200,300
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC),
4.88%, 7/01/47	2,180	2,209,910
Illinois Municipal Electric Agency, RB, Series A (NPFGC),
5.25%, 2/01/35	1,000	1,111,760

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC),
5.50%, 6/15/30	$17,620	$19,321,387
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
3.73%, 12/15/26	5,000	2,994,500
4.46%, 12/15/33	9,950	3,962,587
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM),
4.85%, 6/15/44(b)	3,450	767,177
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	675	810,614
Regional Transportation Authority, RB, Series A (AMBAC),
7.20%, 11/01/20	8,070	9,729,676

		66,910,025

Indiana – 1.2%
Indiana Finance Authority, RB, First Lien, CWA Authority Project, Series A,
5.25%, 10/01/38	1,100	1,274,867
Indiana Municipal Power Agency, RB, Series B,
5.75%, 1/01/34	400	416,764
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	678,576
5.50%, 1/01/38	1,825	2,071,667

		4,441,874

Iowa – 4.1%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	5,725	6,527,301
Iowa Student Loan Liquidity Corp., RB, Series A-2, AMT:
5.60%, 12/01/26	3,670	4,202,187
5.70%, 12/01/27	1,670	1,915,640
5.80%, 12/01/29	1,125	1,285,414
5.85%, 12/01/30	1,170	1,334,982

		15,265,524

Louisiana – 1.3%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC),
6.50%, 7/01/30	1,250	1,483,300
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A,
5.13%, 6/01/37	3,150	3,365,775

		4,849,075

Maine – 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT,
4.00%, 11/15/27	335	349,720
Massachusetts – 1.4%
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM),
4.88%, 12/01/38(d)	475	489,611
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A (AGM), 5.15%, 7/01/26	485	488,662
Series C, 5.35%, 12/01/42	1,150	1,240,712
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC),
5.00%, 8/01/34	2,700	3,100,329

		5,319,314

Michigan – 2.9%
City of Detroit Michigan, RB, Water Supply System, Second Lien (AGM):
6.25%, 7/01/36	400	466,716
7.00%, 7/01/36	200	242,342
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,885,875
Senior Lien, Series B (AGM), 7.50%, 7/01/33	500	624,795
Lansing Board of Water & Light Utilities System, RB, Series A,
5.50%, 7/01/41	1,700	2,014,007
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	168,551
Series I-A, 5.38%, 10/15/41	700	806,232
Series II-A (AGM), 5.25%, 10/15/36	900	1,042,884
Michigan State HDA, RB, Series C, AMT,
5.50%, 12/01/28	1,040	1,126,559
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora),
5.50%, 6/01/30	1,300	1,315,106

		10,693,067

Minnesota – 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	2,500	3,070,525

Mississippi – 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities, Expansion & Renovation Project, Series A,
5.00%, 6/01/41	740	841,587

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska – 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.25%, 9/01/37	$750	$847,688
Nevada – 3.0%
City of Carson City Nevada, RB, Carson-Tahoe Hospital Project, Series A (Radian),
5.50%, 9/01/13(c)	1,250	1,287,425
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	850	1,000,399
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC),
5.25%, 7/01/39	3,800	4,277,318
Subordinate Lien, Series A-2 (NPFGC),
5.00%, 7/01/30	1,000	1,046,060
Subordinate Lien, Series A-2 (NPFGC),
5.00%, 7/01/36	3,200	3,351,520
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC),
4.75%, 9/01/36	75	77,567

		11,040,289

New Jersey – 6.0%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14(c)	600	642,966
Cigarette Tax (Radian),
5.75%, 6/15/14(c)	305	327,884
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/31	3,125	3,301,531
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	7,800	8,240,622
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	2,000	2,385,340
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	600	678,348
5.75%, 12/01/27	3,870	4,422,830
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A,
5.50%, 6/15/41	2,000	2,324,260

		22,323,781

New York – 5.1%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM),
5.75%, 5/01/28	1,500	1,745,340
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	700	835,317
Metropolitan Transportation Authority, RB, Series C,
6.50%, 11/15/28	4,000	5,089,840
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,869,840
5.50%, 1/15/34	2,750	3,185,710
New York HFA, RB, Affordable Housing, Series B,
5.30%, 11/01/37	2,500	2,643,825
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	1,200	1,455,744
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	2,095	2,376,777

		19,202,393

North Carolina – 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A,
4.75%, 11/01/43	750	802,598

Ohio – 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A,
5.00%, 5/01/42	750	839,460
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	530	666,279
Kent State University, RB, General Receipts, Series A,
5.00%, 5/01/37	430	489,314

		1,995,053

Pennsylvania – 0.3%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund,
6.00%, 12/01/36	575	709,056
Philadelphia School District, GO, Series E,
6.00%, 9/01/38	400	466,108

		1,175,164

Puerto Rico – 3.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	3,200	3,600,064
6.00%, 8/01/42	2,275	2,503,114
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/41(b)	11,000	2,280,520
CAB, Series C,
5.56%, 8/01/38(b)	8,000	1,975,840
First Sub-Series C,
6.00%, 8/01/39	1,180	1,313,836

		11,673,374

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island – 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC),
6.00%, 5/15/29	$2,275	$2,625,327

South Carolina – 1.3%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM),
6.50%, 8/01/39	115	140,935
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38	1,000	1,157,470
South Carolina Transportation Infrastructure Bank, RB, Series A,
5.25%, 10/01/40	3,000	3,393,360

		4,691,765

Tennessee – 2.6%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM),
5.25%, 11/01/30	2,955	3,463,201
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B,
5.50%, 10/01/29	5,000	6,048,800

		9,512,001

Texas – 12.9%
Bexar County, Refunding RB, Venue Project, Series 2013,
5.00%, 8/15/39	1,420	1,573,232
City of Houston Texas Utility System Revenue, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,559,312
5.38%, 11/15/38	1,350	1,578,798
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A (NPFGC),
5.50%, 11/01/33	13,000	13,225,940
Mansfield ISD Texas, GO, School Building (PSF-GTD),
5.00%, 2/15/33	1,725	1,955,374
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, Series A,
4.48%, 9/15/36(b)	2,130	747,204
North Texas Tollway Authority, Refunding RB, First Tier:
(NPFGC), 5.75%, 1/01/40	1,600	1,839,936
Series A, 6.00%, 1/01/28	2,795	3,314,646
Series K-1 System, 5.75%, 1/01/38	3,800	4,294,380
Series K-2 System, 6.00%, 1/01/38	4,015	4,595,529
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB(b):
4.58%, 9/15/35	6,765	2,426,809
4.66%, 9/15/36	11,525	3,882,657
4.72%, 9/15/37	8,245	2,616,303
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Series 2012:
5.00%, 12/15/28	1,070	1,170,313
5.00%, 12/15/29	1,190	1,298,492
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
4.00%, 8/15/38	1,060	1,060,816

		48,139,741

Washington – 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A,
5.00%, 11/01/36	1,600	1,821,712
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series A, 5.00%, 8/15/44	270	298,906
Providence Health & Services, Series A, 5.00%, 10/01/39	900	981,297
Providence Health & Services, Series A, 5.25%, 10/01/39	625	696,700
Washington Health Care Facilities Authority, Providence Health & Services, Refunding RB:
Series A, 5.00%, 10/01/42	200	224,938
Series D (AGM), 5.25%, 10/01/33	2,800	3,090,584

		7,114,137

Wisconsin – 0.6%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,375	1,559,387
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health,
5.00%, 4/01/42	480	539,434

		2,098,821

Total Municipal Bonds – 114.6%		427,978,583

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)	Par (000)	Value
Arizona – 0.8%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A,
5.00%, 7/01/34	$1,200	$1,400,016
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	1,500	1,706,685

		3,106,701

California – 2.0%
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	2,500	2,858,975
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	404	490,866
San Diego County Water Authority, COP, Refunding, Series A (AGM),
5.00%, 5/01/33	2,810	3,176,312
University of California, RB, Series O,
5.75%, 5/15/34	840	1,017,545

		7,543,698

Colorado – 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A,
5.50%, 7/01/34(f)	900	1,030,180

District of Columbia – 1.7%
District of Columbia, RB, Series A,
5.50%, 12/01/30(f)	1,005	1,227,058
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(f)	1,770	2,148,804
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT,
5.00%, 10/01/30	2,530	2,903,706

		6,279,568

Florida – 11.2%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32(f)	4,000	4,486,120
5.00%, 10/01/37	7,500	8,256,675
County of Miami-Dade Florida, RB:
5.00%, 10/01/39	4,621	5,171,815
Transit System, Sales Surtax,
5.00%, 7/01/22	2,240	2,801,792
County of Miami-Dade Florida, Refunding RB,
5.00%, 7/01/42	2,240	2,240,000
Florida State Board of Education, GO, Series D,
5.00%, 6/01/37(f)	1,349	1,544,461
Miami-Dade County School Board, COP, Refunding, Series B (AGC),
5.00%, 5/01/33	10,000	11,170,700
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,544	4,099,887
(NPFGC), 5.00%, 8/01/31	2,000	2,220,320

		41,991,770

Illinois – 4.7%
City of Chicago Illinois, RB, Motor Fuel Tax Revenue (AGC),
5.00%, 1/01/38	2,000	2,128,800
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.00%, 1/01/41	3,430	3,846,196
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	1,880	2,139,979
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42	270	304,499
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B,
4.25%, 6/15/42(f)	4,000	4,168,560
State of Illinois, RB, Build Illinois Bonds, Series B,
5.25%, 6/15/34(f)	4,399	5,040,042

		17,628,076

Louisiana – 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM),
5.00%, 5/01/36	5,400	6,010,686

Massachusetts – 3.1%
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15(c)	1,366	1,502,861
5.00%, 8/15/30	9,234	10,159,290

		11,662,151

Michigan – 1.3%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	4,300	4,789,727

Nevada – 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/39(f)	3,778	4,406,973
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	5,495,600
5.75%, 7/01/34	1,829	2,253,661

		12,156,234

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36	1,840	2,109,229

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York – 1.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	$1,260	$1,502,309
Port Authority of New York & New Jersey, Refunding RB, Construction One Hundred Forty-Third, AMT,
5.00%, 10/01/30	2,500	2,732,575
Triborough Bridge & Tunnel Authority, RB, General, Series A-2,
5.25%, 11/15/34(f)	1,300	1,550,211

		5,785,095

Ohio – 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	580	664,825

Puerto Rico – 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	2,380	2,589,059

South Carolina – 2.4%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,120	3,451,375
5.25%, 12/01/29	2,765	3,052,975
5.25%, 12/01/30	1,010	1,108,657
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38(f)	1,275	1,475,774

		9,088,781

South Dakota – 0.2%
South Dakota HDA, Refunding RB, Homeownership Mortgage Series K,
5.05%, 5/01/36	623	637,916

Texas – 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD),
5.00%, 2/15/33	2,200	2,489,190
North East ISD Texas, GO, School Building, Series A (PSF-GTD),
5.00%, 8/01/37(f)	1,600	1,833,488

		4,322,678

Utah – 1.5%
Utah Transit Authority, RB, Series A (AGM),
5.00%, 6/15/36	5,000	5,739,450

Virginia – 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	350	402,989

Washington – 1.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	4,004	4,539,702

Wisconsin – 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(f)	1,430	1,589,078

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.1%		149,667,593

Total Long-Term Investments (Cost – $516,302,512) – 154.7%		577,646,176

Short-Term Securities	Shares
Money Market Funds – 2.1%
FFI Institutional Tax-Exempt Fund, 0.01%(g)(h)	7,664,721	7,664,721

Total Short-Term Securities (Cost – $7,664,721) – 2.1%		7,664,721

Total Investments (Cost – $523,967,233*) – 156.8%		585,310,897
Other Assets Less Liabilities – 0.7%		2,493,906
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.3)%		(71,971,238)
VRDP Shares, at Liquidation Value – (38.2)%		(142,500,000)

Net Assets Applicable to Common Shares – 100.0%		$373,333,565

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$452,474,009

Gross unrealized appreciation	$61,560,266
Gross unrealized depreciation	(661,398)

Net unrealized appreciation	$60,898,868

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,410,495.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	9,127,957	(1,463,236)	7,664,721	$1,194

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	ISD	Independent School District
	BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	PSF-GTD	Permanent School Fund Guaranteed
	COP	Certificates of Participation	RB	Revenue Bonds
	EDA	Economic Development Authority	Radian	Radian Financial Guaranty
	ERB	Education Revenue Bonds	S/F	Single-Family
	GARB	General Airport Revenue Bonds	Syncora	Syncora Guarantee

8	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$577,646,176	–	$577,646,176
Short-Term Securities	$7,664,721	–	–	7,664,721

Total	$7,664,721	$577,646,176	–	$585,310,897

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(122,276)	–	$(122,276)
TOB trust certificates	–	(71,938,020)	–	(71,938,020)
VRDP shares	–	(142,500,000)	–	(142,500,000)

Total	–	$(214,560,296)	–	$(214,560,296)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 26, 2013